UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.8%
Commonwealth Bank of Australia	117,400	$6,025,988
Belgium — 1.2%
Anheuser-Busch InBev NV	83,646	8,896,263
British Virgin Islands — 1.3%
Nomad Foods Ltd. (a)	634,094	9,986,982
Canada — 4.0%
Canadian Pacific Railway Ltd. (b)	26,200	3,760,471
Element Financial Corp. (a)(b)	610,600	8,336,555
Enbridge, Inc. (b)	128,900	4,786,058
Gildan Activewear, Inc. (b)	239,600	7,231,988
Royal Bank Of Canada (b)	114,300	6,320,118

		30,435,190
China — 3.9%
Alibaba Group Holding Ltd. — ADR (a)(b)	70,574	4,161,749
Baidu, Inc. — ADR (a)(b)	20,320	2,792,171
China Construction Bank Corp., Class H	21,764,000	14,523,827
CRRC Corp. Ltd., Class H (a)	3,374,000	4,302,721
Tencent Holdings Ltd.	222,300	3,708,801

		29,489,269
France — 5.8%
AXA SA	406,700	9,874,307
BNP Paribas SA	181,864	10,707,137
Dassault Aviation SA	967	1,106,518
Orange SA	614,400	9,313,899
Schneider Electric SE	87,600	4,905,544
Unibail-Rodamco SE — REIT	31,100	8,060,663

		43,968,068
Germany — 5.2%
Bayer AG	65,800	8,442,081
Continental AG	21,854	4,667,730
Henkel AG & Co. KGaA	73,700	7,590,803
Infineon Technologies AG	380,985	4,280,555
SAP SE	126,300	8,182,225
Wacker Chemie AG	82,578	6,280,986

		39,444,380
Hong Kong — 1.5%
AIA Group Ltd.	2,178,352	11,329,065
India — 3.1%
Bharti Infratel Ltd.	851,459	4,607,530
HDFC Bank Ltd.	511,902	10,051,748
ITC Ltd.	962,700	4,822,300
Tata Motors Ltd. — ADR (a)(b)	176,825	3,978,564

		23,460,142
Indonesia — 0.8%
Global Mediacom Tbk PT	18,633,502	1,199,003
Matahari Department Store Tbk PT	3,998,580	4,416,477

		5,615,480

Common Stocks	Shares	Value
Ireland — 5.1%
Dalata Hotel Group PLC (a)	1,063,301	$5,108,997
Green REIT PLC	3,829,626	6,367,095
Kingspan Group PLC	261,113	6,316,583
Ryanair Holdings PLC — ADR (b)	153,986	12,057,104
Shire PLC — ADR (b)	42,300	8,681,229

		38,531,008
Israel — 1.0%
Teva Pharmaceutical Industries Ltd. — ADR (b)	135,200	7,633,392
Italy — 4.0%
Banca Generali SpA	140,900	3,974,689
Eni SpA	543,200	8,544,768
Telecom Italia SpA (a)	6,393,700	7,879,162
UniCredit SpA	1,607,900	10,024,021

		30,422,640
Japan — 7.7%
FANUC Corp.	20,900	3,215,229
Mitsubishi Estate Co. Ltd.	485,000	9,907,348
Nintendo Co. Ltd.	27,100	4,567,753
ORIX Corp.	598,400	7,718,967
Panasonic Corp.	306,600	3,102,830
SMC Corp.	27,200	5,955,670
Sumitomo Mitsui Financial Group, Inc.	313,200	11,876,642
Toyota Motor Corp.	199,600	11,686,164

		58,030,603
Mexico — 1.5%
Cemex SAB de CV — ADR (a)(b)	735,017	5,137,769
Fomento Economico Mexicano SAB de CV — ADR	69,300	6,185,025

		11,322,794
Netherlands — 2.7%
Aalberts Industries NV	215,052	6,373,379
ASML Holding NV	82,600	7,260,820
Koninklijke Philips NV	273,800	6,441,686

		20,075,885
New Zealand — 0.6%
Xero Ltd. (a)	465,305	4,497,396
Norway — 0.9%
Statoil ASA	458,100	6,678,682
Peru — 0.6%
Credicorp Ltd. (b)	43,198	4,594,539
Portugal — 0.5%
Galp Energia SGPS SA	366,800	3,606,397
South Africa — 0.5%
Naspers Ltd., N Shares	30,100	3,772,349
South Korea — 0.5%
SK Hynix, Inc.	136,700	3,898,755

Portfolio Abbreviations

ADR	American Depositary Receipt	HKD	Hong Kong Dollar	TWD	Taiwan Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD	US Dollar
CHF	Swiss Franc	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	REIT	Real Estate Investment Trust
GBP	British Pound	SEK	Swedish Krona

SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Common Stocks	Shares	Value
Spain — 2.6%
Cellnex Telecom SAU (a)	812,540	$13,843,795
NH Hotel Group SA (a)	1,011,478	5,433,971

		19,277,766
Sweden — 1.5%
Nordea Bank AB	1,004,536	11,207,124
Switzerland — 10.1%
Actelion Ltd.	34,515	4,386,718
Adecco SA	111,400	8,158,445
Nestle SA	216,200	16,259,470
Novartis AG	238,100	21,884,220
Roche Holding AG	58,823	15,615,834
UBS Group AG	521,200	9,631,451

		75,936,138
Taiwan — 0.8%
Hermes Microvision, Inc.	114,437	4,362,225
Largan Precision Co. Ltd.	22,000	1,710,424

		6,072,649
United Kingdom — 17.7%
ARM Holdings PLC	287,400	4,129,127
AstraZeneca PLC	311,100	19,729,458
BAE Systems PLC	1,128,300	7,648,266
Crest Nicholson Holdings PLC	466,746	4,040,116
Diageo PLC	296,300	7,960,642
Hargreaves Lansdown PLC	228,177	4,172,963
Imperial Tobacco Group PLC	176,600	9,129,981
Liberty Global PLC, Class A (a)	240,800	10,339,952
Lloyds Banking Group PLC	8,863,600	10,090,827
Metro Bank PLC (Acquired 1/15/14, cost $4,917,700) (a)(c)	231,026	4,941,695
Prudential PLC	330,200	6,966,051
Rio Tinto PLC	164,900	5,532,901
SABMiller PLC	261,200	14,791,141
Sophos Group PLC (a)	760,800	2,687,343
Unilever PLC	184,200	7,502,405
Vodafone Group PLC	2,617,900	8,257,052
Whitbread PLC	74,353	5,267,624

		133,187,544
United States — 2.8%
Las Vegas Sands Corp. (b)(d)	69,000	2,619,930
Liberty Global PLC LiLAC, Class A (a)	16,980	572,056
Mobileye NV (a)(b)	50,600	2,301,288
Samsonite International SA	3,257,400	10,644,784

Common Stocks	Shares	Value
United States (continued)
Sensata Technologies Holding NV (a)	109,100	$4,837,489

		20,975,547
Total Common Stocks — 88.7%		668,372,035

Investment Companies
United Kingdom — 1.0%
Kennedy Wilson Europe Real Estate PLC	429,439	7,392,808
United States — 6.0%
Deutsche X-trackers MSCI Japan Hedged Equity Fund (a)	718,200	26,185,572
Vanguard FTSE Developed Markets Fund (a)(d)	535,100	19,070,964

		45,256,536
Total Investment Companies — 7.0%		52,649,344

Preferred Stocks
China — 0.3%
Xiaoju Kuaizhi, Inc., Series A-17 (Aqcuired 7/28/15, Cost $2,106,332), 0.00% (a)(c)	76,800	2,106,332
India — 1.3%
Jasper Infotech Private Ltd., Series F (Acquired 5/7/14, cost $2,825,580), 0.00% (a)(c)	3,980	7,346,344
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $1,112,870), 0.00% (a)(c)	1,320	2,436,476
Total Preferred Stocks — 1.6%		11,889,152
Total Long-Term Investments (Cost — $734,829,458) — 97.3%		732,910,531

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	15,627,329	15,627,329
Total Short-Term Securities (Cost — $15,627,329) — 2.0%		15,627,329
Total Investments Before Options Written (Cost — $750,456,787*) — 99.3%		748,537,860

Options Written
(Premiums Received — $8,814,065) — (0.9)%		(6,907,085)
Total Investments Net of Options Written — 98.4%		741,630,775
Other Assets Less Liabilities — 1.6%		11,809,146

Net Assets — 100.0%		$753,439,921

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$756,819,441

Gross unrealized appreciation	$58,137,712
Gross unrealized depreciation	(66,419,293)

Net unrealized depreciation	$(8,281,581)

(a)	Non-income producing security.

2	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Restricted security as to resale, excluding 144A securities. As of report date, the Trust held restricted securities with a current value of $16,830,847 and an original cost of $10,755,695 which was 2.2% of its net assets.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	38,787,564	(23,160,235)	15,627,329	$29,968
BlackRock Liquidity Series, LLC, Money Market Series	$870,139	(870,139)	—	$194,119	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Alibaba Group Holding Ltd. — ADR	Call	10/02/15	USD	73.00	34	$(170)
Baidu, Inc. — ADR	Call	10/02/15	USD	152.50	56	(280)
Las Vegas Sands Corp.	Call	10/02/15	USD	55.00	65	(650)
Mobileye NV	Call	10/02/15	USD	62.00	126	(1,890)
Shire PLC — ADR	Call	10/02/15	USD	230.00	115	(5,750)
Tata Motors Ltd. — ADR	Call	10/02/15	USD	27.50	150	(6,000)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/02/15	USD	70.00	86	(258)
Alibaba Group Holding Ltd. — ADR	Call	10/09/15	USD	73.50	34	(204)
Las Vegas Sands Corp.	Call	10/09/15	USD	47.50	130	(650)
Mobileye NV	Call	10/09/15	USD	57.00	152	(7,600)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/09/15	USD	64.50	86	(1,204)
Alibaba Group Holding Ltd. — ADR	Call	10/16/15	USD	75.00	34	(68)
Canadian Pacific Railway Ltd.	Call	10/16/15	CAD	210.00	72	(1,592)
Cemex SAB de CV — ADR	Call	10/16/15	USD	8.00	1,500	(6,000)
Credicorp Ltd.	Call	10/16/15	USD	120.00	107	(1,070)
Element Financial Corp.	Call	10/16/15	CAD	19.00	1,550	(24,391)
Element Financial Corp.	Call	10/16/15	CAD	20.00	900	(5,395)
Enbridge, Inc.	Call	10/16/15	CAD	56.00	150	(731)
Gildan Activewear, Inc.	Call	10/16/15	CAD	42.00	180	(2,360)
Gildan Activewear, Inc.	Call	10/16/15	CAD	44.00	180	(1,214)
Las Vegas Sands Corp.	Call	10/16/15	USD	50.00	66	(99)
Las Vegas Sands Corp.	Call	10/16/15	USD	52.50	120	(540)
Royal Bank Of Canada	Call	10/16/15	CAD	74.00	630	(53,582)
Alibaba Group Holding Ltd. — ADR	Call	10/23/15	USD	70.00	90	(1,305)
Baidu, Inc. — ADR	Call	10/23/15	USD	155.00	56	(4,060)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/23/15	USD	63.00	147	(3,308)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/23/15	USD	66.00	207	(1,346)
Alibaba Group Holding Ltd. — ADR	Call	10/30/15	USD	67.00	195	(13,358)
Shire PLC — ADR	Call	11/06/15	USD	225.00	60	(22,800)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/06/15	USD	62.00	216	(13,284)
Canadian Pacific Railway Ltd.	Call	11/20/15	CAD	210.00	72	(13,569)
Cemex SAB de CV — ADR	Call	11/20/15	USD	8.00	1,000	(18,000)
Credicorp Ltd.	Call	11/20/15	USD	110.00	130	(49,400)
Element Financial Corp.	Call	11/20/15	CAD	21.00	900	(11,128)
Gildan Activewear, Inc.	Call	11/20/15	CAD	42.00	240	(13,488)
Gildan Activewear, Inc.	Call	11/20/15	CAD	44.00	240	(5,214)
Ryanair Holdings PLC — ADR	Call	11/20/15	USD	80.00	280	(77,000)
Shire PLC — ADR	Call	11/20/15	USD	225.00	60	(31,200)
Total						$(400,158)

SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
ASML Holding NV	Call	Deutsche Bank AG	10/02/15	EUR	88.27	20,700	$(25)
Bayer AG	Call	Morgan Stanley & Co. International PLC	10/02/15	EUR	134.63	16,500	—
Novartis AG	Call	Morgan Stanley & Co. International PLC	10/02/15	CHF	100.60	50,000	(1)
SAP SE	Call	Deutsche Bank AG	10/02/15	EUR	65.37	31,500	—
Adecco SA	Call	Morgan Stanley & Co. International PLC	10/06/15	CHF	79.47	2,500	(1)
BNP Paribas SA	Call	Morgan Stanley & Co. International PLC	10/06/15	EUR	57.64	50,000	(1,768)
China Construction Bank Corp., Class H	Call	Bank of America N.A.	10/06/15	HKD	6.42	3,400,000	(4)
Mitsubishi Estate Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/06/15	JPY	2,739.38	84,000	(1,226)
NH Hotel Group SA	Call	Morgan Stanley & Co. International PLC	10/06/15	EUR	5.43	95,000	(384)
SABMiller PLC	Call	Goldman Sachs International	10/06/15	GBP	33.73	65,000	(369,445)
Schneider Electric SE	Call	Morgan Stanley & Co. International PLC	10/06/15	EUR	62.28	21,800	—
Statoil ASA	Call	Deutsche Bank AG	10/06/15	NOK	131.99	94,000	(3,729)
Sumitomo Mitsui Financial Group, Inc.	Call	BNP Paribas S.A.	10/06/15	JPY	4,940.99	79,200	(6,769)
Vodafone Group PLC	Call	Bank of America N.A.	10/06/15	GBP	2.31	130,000	(610)
Vodafone Group PLC	Call	Morgan Stanley & Co. International PLC	10/06/15	GBP	2.41	105,000	(94)
CRRC Corp. Ltd., Class H	Call	UBS AG	10/07/15	HKD	9.89	844,000	(48,811)
Henkel AG & Co. KGaA	Call	Bank of America N.A.	10/07/15	EUR	98.37	17,100	(661)
Hermes Microvision, Inc.	Call	BNP Paribas S.A.	10/07/15	TWD	1,285.74	29,000	(34,522)
Kingspan Group PLC	Call	Goldman Sachs International	10/07/15	EUR	22.73	10,000	(800)
Lloyds Banking Group PLC	Call	UBS AG	10/07/15	GBP	0.78	1,817,100	(6,600)
ORIX Corp.	Call	BNP Paribas S.A.	10/07/15	JPY	1,592.68	227,100	(39,566)
Prudential PLC	Call	UBS AG	10/07/15	GBP	14.35	121,600	(13,761)
Samsonite International SA	Call	UBS AG	10/07/15	HKD	25.17	302,400	(22,848)
SMC Corp.	Call	Goldman Sachs International	10/07/15	JPY	30,096.49	8,100	(47)
Toyota Motor Corp.	Call	Morgan Stanley & Co. International PLC	10/07/15	JPY	7,426.48	80,700	(12,234)
ARM Holdings PLC	Call	Morgan Stanley & Co. International PLC	10/08/15	GBP	9.70	43,100	(8,125)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Call	UBS AG	10/08/15	USD	39.17	35,000	(805)
Wacker Chemie AG	Call	Deutsche Bank AG	10/08/15	EUR	78.33	21,600	(352)
Actelion Ltd.	Call	Bank of America N.A.	10/09/15	CHF	140.66	18,000	(1,384)
Infineon Technologies AG	Call	Deutsche Bank AG	10/09/15	EUR	10.20	151,000	(35,275)
Naspers Ltd., N Shares	Call	Morgan Stanley & Co. International PLC	10/09/15	ZAR	1,785.01	25,000	(59,021)
Aalberts Industries NV	Call	UBS AG	10/13/15	EUR	29.27	24,000	(1,373)
Dalata Hotel Group PLC	Call	UBS AG	10/13/15	EUR	3.99	35,585	(12,519)
Enbridge, Inc.	Call	Deutsche Bank AG	10/13/15	CAD	53.75	4,000	(344)
Green REIT PLC	Call	Bank of America N.A.	10/13/15	EUR	1.56	95,000	(675)
NH Hotel Group SA	Call	Goldman Sachs International	10/13/15	EUR	5.49	75,000	(1,424)
UniCredit SpA	Call	Bank of America N.A.	10/13/15	EUR	6.40	227,000	(54)
BAE Systems PLC	Call	UBS AG	10/14/15	GBP	4.48	371,400	(56,728)
China Construction Bank Corp., Class H	Call	Morgan Stanley & Co. International PLC	10/14/15	HKD	5.64	1,600,000	(6,229)
Kingspan Group PLC	Call	UBS AG	10/14/15	EUR	23.19	10,000	(840)
Liberty Global PLC, Class A	Call	Citibank N.A.	10/14/15	USD	50.51	64,000	(9)
Novartis AG	Call	UBS AG	10/14/15	CHF	96.26	69,000	(16,197)
Panasonic Corp.	Call	Morgan Stanley & Co. International PLC	10/14/15	JPY	1,318.13	168,600	(19,527)
SAP SE	Call	UBS AG	10/14/15	EUR	61.05	37,900	(12,284)
Schneider Electric SE	Call	Deutsche Bank AG	10/14/15	EUR	57.65	26,300	(783)
Statoil ASA	Call	Bank of America N.A.	10/14/15	NOK	123.69	14,900	(6,259)
Unibail-Rodamco SE — REIT	Call	Bank of America N.A.	10/14/15	EUR	233.25	11,700	(65,804)
Vodafone Group PLC	Call	UBS AG	10/14/15	GBP	2.33	542,800	(394)
AIA Group Ltd.	Call	Bank of America N.A.	10/15/15	HKD	43.33	362,000	(11,160)
AIA Group Ltd.	Call	Goldman Sachs International	10/15/15	HKD	49.40	325,000	(5)
AXA SA	Call	UBS AG	10/15/15	EUR	22.18	111,600	(47,345)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	10/15/15	EUR	25.05	65,000	(848)
Nordea Bank AB	Call	UBS AG	10/15/15	SEK	107.53	135,500	(506)
Ryanair Holdings PLC — ADR	Call	Credit Suisse International	10/15/15	USD	74.60	37,000	(196,738)
Unilever PLC	Call	HSBC Bank PLC	10/15/15	GBP	30.12	45,000	(424)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	10/16/15	EUR	22.60	10,000	(2,138)
Sensata Technologies Holding NV	Call	Goldman Sachs International	10/20/15	USD	45.40	25,500	(18,390)
Crest Nicholson Holdings PLC	Call	Morgan Stanley & Co. International PLC	10/21/15	GBP	5.72	40,000	(10,831)
Imperial Tobacco Group PLC	Call	Bank of America N.A.	10/21/15	GBP	33.75	57,000	(141,642)

4	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Kingspan Group PLC	Call	UBS AG	10/21/15	EUR	23.19	10,000	$(1,573)
Aalberts Industries NV	Call	Morgan Stanley & Co. International PLC	10/22/15	EUR	27.79	23,000	(10,139)
ASML Holding NV	Call	UBS AG	10/22/15	EUR	88.39	20,700	(18,465)
Bayer AG	Call	Deutsche Bank AG	10/22/15	EUR	133.99	16,500	(1,881)
Dalata Hotel Group PLC	Call	Goldman Sachs International	10/22/15	EUR	4.17	50,835	(10,691)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	10/22/15	GBP	17.55	89,000	(83,358)
Eni SpA	Call	UBS AG	10/22/15	EUR	15.56	150,000	(16,066)
Hargreaves Lansdown PLC	Call	Deutsche Bank AG	10/22/15	GBP	11.97	34,320	(19,470)
Infineon Technologies AG	Call	Deutsche Bank AG	10/22/15	EUR	10.08	59,000	(26,847)
Nestle SA	Call	Bank of America N.A.	10/22/15	CHF	75.32	27,000	(22,549)
NH Hotel Group SA	Call	UBS AG	10/22/15	EUR	5.13	75,000	(3,576)
Nintendo Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/22/15	JPY	24,341.20	14,900	(6,856)
Nordea Bank AB	Call	UBS AG	10/22/15	SEK	104.26	274,800	(14,958)
Orange SA	Call	Bank of America N.A.	10/22/15	EUR	15.26	132,000	(6,568)
Rio Tinto PLC	Call	Deutsche Bank AG	10/22/15	GBP	25.01	42,000	(13,149)
Roche Holding AG	Call	UBS AG	10/22/15	CHF	268.28	17,600	(67,400)
Telecom Italia SpA	Call	Deutsche Bank AG	10/22/15	EUR	1.15	1,052,600	(32,956)
UniCredit SpA	Call	UBS AG	10/22/15	EUR	6.14	227,000	(11,946)
Aalberts Industries NV	Call	Deutsche Bank AG	10/27/15	EUR	27.64	27,000	(15,825)
Adecco SA	Call	UBS AG	10/27/15	CHF	76.36	29,000	(25,276)
Anheuser-Busch InBev NV	Call	Bank of America N.A.	10/27/15	EUR	96.27	33,000	(150,954)
AstraZeneca PLC	Call	Bank of America N.A.	10/27/15	GBP	44.19	38,700	(34,219)
AXA SA	Call	Morgan Stanley & Co. International PLC	10/27/15	EUR	23.08	112,000	(34,321)
BAE Systems PLC	Call	Deutsche Bank AG	10/27/15	GBP	4.64	250,000	(12,293)
Banca Generali SpA	Call	UBS AG	10/27/15	EUR	26.78	56,000	(25,711)
Crest Nicholson Holdings PLC	Call	UBS AG	10/27/15	GBP	5.99	40,000	(6,106)
Dassault Aviation SA	Call	Morgan Stanley & Co. International PLC	10/27/15	EUR	1,143.68	290	(1,036)
Diageo PLC	Call	Bank of America N.A.	10/27/15	GBP	17.77	74,000	(61,214)
Fomento Economico Mexicano SAB de CV — ADR	Call	Morgan Stanley & Co. International PLC	10/27/15	USD	88.26	19,000	(63,915)
Galp Energia SGPS SA	Call	UBS AG	10/27/15	EUR	9.16	40,000	(10,665)
Gildan Activewear, Inc.	Call	Citibank N.A.	10/27/15	CAD	41.82	48,000	(22,820)
Imperial Tobacco Group PLC	Call	Bank of America N.A.	10/27/15	GBP	34.47	8,000	(13,991)
Imperial Tobacco Group PLC	Call	Morgan Stanley & Co. International PLC	10/27/15	GBP	34.15	32,000	(77,768)
Kingspan Group PLC	Call	Goldman Sachs International	10/27/15	EUR	23.09	25,000	(5,755)
Kingspan Group PLC	Call	UBS AG	10/27/15	EUR	23.19	10,000	(2,098)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	10/27/15	GBP	0.79	841,000	(13,833)
Nestle SA	Call	Morgan Stanley & Co. International PLC	10/27/15	CHF	73.98	46,000	(58,083)
NH Hotel Group SA	Call	Morgan Stanley & Co. International PLC	10/27/15	EUR	5.07	85,000	(8,347)
Rio Tinto PLC	Call	Bank of America N.A.	10/27/15	GBP	24.78	6,600	(3,139)
Ryanair Holdings PLC — ADR	Call	Deutsche Bank AG	10/27/15	USD	83.04	20,000	(19,287)
Samsonite International SA	Call	Bank of America N.A.	10/27/15	HKD	25.07	394,200	(54,428)
Telecom Italia SpA	Call	UBS AG	10/27/15	EUR	1.13	1,072,000	(49,614)
Unilever PLC	Call	Bank of America N.A.	10/27/15	GBP	26.19	58,000	(112,797)
Vodafone Group PLC	Call	Bank of America N.A.	10/27/15	GBP	2.24	662,000	(25,842)
Dalata Hotel Group PLC	Call	UBS AG	10/28/15	EUR	4.13	30,501	(7,855)
NH Hotel Group SA	Call	UBS AG	10/28/15	EUR	5.01	36,700	(4,536)
Sumitomo Mitsui Financial Group, Inc.	Call	Goldman Sachs International	10/28/15	JPY	4,959.23	63,000	(43,669)
Tencent Holdings Ltd.	Call	Bank of America N.A.	10/28/15	HKD	136.50	12,200	(4,038)
Tencent Holdings Ltd.	Call	Citibank N.A.	10/28/15	HKD	129.79	110,000	(63,049)
Crest Nicholson Holdings PLC	Call	Morgan Stanley & Co. International PLC	10/29/15	GBP	5.69	21,000	(7,172)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	10/29/15	EUR	22.60	10,000	(3,859)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	10/29/15	EUR	23.05	10,000	(2,617)
Koninklijke Philips NV	Call	Deutsche Bank AG	10/29/15	EUR	23.67	41,500	(4,255)
Lloyds Banking Group PLC	Call	Morgan Stanley & Co. International PLC	10/29/15	GBP	0.77	1,375,000	(29,805)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Call	UBS AG	10/30/15	USD	37.34	90,000	(70,496)
Dalata Hotel Group PLC	Call	UBS AG	11/02/15	EUR	4.48	50,000	(4,133)
Kennedy Wilson Europe Real Estate PLC	Call	Morgan Stanley & Co. International PLC	11/03/15	GBP	11.87	15,000	(678)
SABMiller PLC	Call	Morgan Stanley & Co. International PLC	11/03/15	GBP	30.78	78,000	(813,505)
Statoil ASA	Call	Deutsche Bank AG	11/03/15	NOK	129.09	40,000	(12,713)

SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Vanguard FTSE Developed Markets ETF	Call	Citibank N.A.	11/03/15	USD	37.81	55,900	$(12,827)
Adecco SA	Call	Deutsche Bank AG	11/04/15	CHF	72.72	2,500	(4,604)
Adecco SA	Call	Morgan Stanley & Co. International PLC	11/04/15	CHF	73.63	28,000	(49,938)
Anheuser-Busch InBev NV	Call	Goldman Sachs International	11/04/15	EUR	96.97	13,000	(54,590)
ARM Holdings PLC	Call	Morgan Stanley & Co. International PLC	11/04/15	GBP	9.50	115,000	(72,921)
AstraZeneca PLC	Call	Bank of America N.A.	11/04/15	GBP	43.11	16,000	(19,338)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	11/04/15	GBP	44.03	38,700	(36,575)
Banca Generali SpA	Call	UBS AG	11/04/15	EUR	26.00	21,000	(17,537)
BNP Paribas SA	Call	Goldman Sachs International	11/04/15	EUR	52.12	41,000	(127,484)
BNP Paribas SA	Call	Goldman Sachs International	11/04/15	EUR	53.60	10,000	(19,965)
China Construction Bank Corp., Class H	Call	Bank of America N.A.	11/04/15	HKD	5.74	3,810,000	(28,184)
Commonwealth Bank of Australia	Call	UBS AG	11/04/15	AUD	76.69	32,000	(21,202)
Crest Nicholson Holdings PLC	Call	Goldman Sachs International	11/04/15	GBP	5.46	75,000	(43,273)
CRRC Corp. Ltd., Class H	Call	UBS AG	11/04/15	HKD	10.21	100,000	(9,574)
Hargreaves Lansdown PLC	Call	UBS AG	11/04/15	GBP	12.27	57,000	(34,658)
Henkel AG & Co. KGaA	Call	Bank of America N.A.	11/04/15	EUR	93.46	19,700	(55,265)
Hermes Microvision, Inc.	Call	Citibank N.A.	11/04/15	TWD	1,242.68	34,000	(130,314)
Kingspan Group PLC	Call	Goldman Sachs International	11/04/15	EUR	22.20	13,600	(8,639)
Kingspan Group PLC	Call	UBS AG	11/04/15	EUR	23.18	10,000	(2,552)
Lloyds Banking Group PLC	Call	Goldman Sachs International	11/04/15	GBP	0.76	841,800	(24,438)
Mitsubishi Estate Co. Ltd.	Call	UBS AG	11/04/15	JPY	2,485.98	158,000	(107,676)
NH Hotel Group SA	Call	Goldman Sachs International	11/04/15	EUR	4.90	50,000	(8,607)
NH Hotel Group SA	Call	Goldman Sachs International	11/04/15	EUR	5.16	70,000	(6,302)
Nordea Bank AB	Call	Bank of America N.A.	11/04/15	SEK	98.40	92,000	(16,475)
Nordea Bank AB	Call	UBS AG	11/04/15	SEK	96.16	51,000	(12,287)
ORIX Corp.	Call	UBS AG	11/04/15	JPY	1,620.85	102,000	(44,508)
Samsonite International SA	Call	Bank of America N.A.	11/04/15	HKD	26.78	303,000	(20,114)
SMC Corp.	Call	BNP Paribas S.A.	11/04/15	JPY	27,224.34	6,800	(47,462)
Sumitomo Mitsui Financial Group, Inc.	Call	Goldman Sachs International	11/04/15	JPY	4,641.99	30,000	(34,938)
Toyota Motor Corp.	Call	UBS AG	11/04/15	JPY	7,379.10	30,000	(36,587)
Unibail-Rodamco SE — REIT	Call	Deutsche Bank AG	11/04/15	EUR	230.51	5,400	(56,214)
UniCredit SpA	Call	Bank of America N.A.	11/04/15	EUR	5.75	123,000	(25,336)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Call	UBS AG	11/05/15	USD	38.47	90,000	(40,536)
Orange SA	Call	Bank of America N.A.	11/05/15	EUR	14.11	175,000	(76,093)
Orange SA	Call	Morgan Stanley & Co. International PLC	11/05/15	EUR	13.96	31,000	(13,845)
Prudential PLC	Call	Goldman Sachs International	11/05/15	GBP	13.66	60,000	(58,247)
Dalata Hotel Group PLC	Call	Goldman Sachs International	11/06/15	EUR	4.21	50,835	(11,147)
Eni SpA	Call	UBS AG	11/06/15	EUR	15.71	150,000	(15,614)
Hargreaves Lansdown PLC	Call	Deutsche Bank AG	11/06/15	GBP	12.09	34,320	(26,339)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	11/06/15	EUR	23.57	10,000	(2,037)
Nestle SA	Call	Bank of America N.A.	11/06/15	CHF	73.98	46,000	(69,240)
Rio Tinto PLC	Call	Bank of America N.A.	11/06/15	GBP	25.35	42,000	(15,448)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	11/06/15	CHF	18.54	143,000	(66,027)
Enbridge, Inc.	Call	Morgan Stanley & Co. International PLC	11/09/15	CAD	55.63	25,800	(9,046)
Sensata Technologies Holding NV	Call	Deutsche Bank AG	11/09/15	USD	44.97	29,000	(41,794)
Aalberts Industries NV	Call	Deutsche Bank AG	11/10/15	EUR	27.30	22,000	(15,507)
Crest Nicholson Holdings PLC	Call	Goldman Sachs International	11/10/15	GBP	5.46	75,000	(45,108)
Dalata Hotel Group PLC	Call	UBS AG	11/10/15	EUR	4.50	50,000	(4,610)
FANUC Corp.	Call	Citibank N.A.	11/10/15	JPY	20,936.08	11,500	(29,471)
NH Hotel Group SA	Call	Morgan Stanley & Co. International PLC	11/10/15	EUR	5.15	70,000	(6,929)
Samsonite International SA	Call	Bank of America N.A.	11/10/15	HKD	25.04	227,400	(38,528)
Telecom Italia SpA	Call	UBS AG	11/10/15	EUR	1.09	1,072,000	(77,178)
Telecom Italia SpA	Call	UBS AG	11/10/15	EUR	1.12	320,000	(17,485)
AstraZeneca PLC	Call	Bank of America N.A.	11/11/15	GBP	42.57	78,000	(137,196)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Call	UBS AG	11/12/15	USD	37.09	90,000	(95,602)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	11/12/15	EUR	8.89	72,000	(34,412)
Novartis AG	Call	Goldman Sachs International	11/12/15	CHF	91.35	11,900	(27,338)
Roche Holding AG	Call	UBS AG	11/12/15	CHF	254.94	14,700	(153,643)
Largan Precision Co. Ltd.	Call	BNP Paribas S.A.	11/13/15	TWD	2,655.93	12,000	(32,531)

6	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Liberty Global PLC, Class A	Call	Citibank N.A.	11/17/15	USD	50.71	68,300	$(28,056)
China Construction Bank Corp., Class H	Call	Citibank N.A.	11/18/15	HKD	5.30	1,700,000	(36,187)
Dalata Hotel Group PLC	Call	Morgan Stanley & Co. International PLC	11/19/15	EUR	4.45	50,000	(2,693)
Dassault Aviation SA	Call	Morgan Stanley & Co. International PLC	11/19/15	EUR	1,061.23	240	(6,132)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Call	UBS AG	11/19/15	USD	37.45	90,000	(92,367)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	11/19/15	CHF	18.54	143,000	(79,761)
Commonwealth Bank of Australia	Call	UBS AG	11/24/15	AUD	76.69	32,000	(33,323)
Samsonite International SA	Call	Bank of America N.A.	11/24/15	HKD	25.79	565,200	(63,010)
Fomento Economico Mexicano SAB de CV — ADR	Call	Morgan Stanley & Co. International PLC	11/30/15	USD	89.49	19,000	(68,835)
Sensata Technologies Holding NV	Call	Credit Suisse International	11/30/15	USD	44.91	5,500	(10,302)
UniCredit SpA	Call	Deutsche Bank AG	12/01/15	EUR	5.73	308,000	(84,423)
Total							$(6,506,927)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$6,025,988	—	$6,025,988
Belgium	—	8,896,263	—	8,896,263
British Virgin Islands	$9,986,982	—	—	9,986,982
Canada	30,435,190	—	—	30,435,190
China	10,662,721	18,826,548	—	29,489,269
France	1,106,518	42,861,550	—	43,968,068
Germany	—	39,444,380	—	39,444,380
Hong Kong	—	11,329,065	—	11,329,065
India	13,408,394	10,051,748	—	23,460,142
Indonesia	—	5,615,480	—	5,615,480
Ireland	25,847,330	12,683,678	—	38,531,008
Israel	7,633,392	—	—	7,633,392
Italy	—	30,422,640	—	30,422,640
Japan	—	58,030,603	—	58,030,603
Mexico	11,322,794	—	—	11,322,794
Netherlands	—	20,075,885	—	20,075,885
New Zealand	—	4,497,396	—	4,497,396
Norway	—	6,678,682	—	6,678,682
Peru	4,594,539	—	—	4,594,539
Portugal	3,606,397	—	—	3,606,397
South Africa	—	3,772,349	—	3,772,349
South Korea	—	3,898,755	—	3,898,755
Spain	—	19,277,766	—	19,277,766
Sweden	—	11,207,124	—	11,207,124
Switzerland	9,631,451	66,304,687	—	75,936,138
Taiwan	1,710,424	4,362,225	—	6,072,649
United Kingdom	13,027,295	115,218,554	$4,941,695	133,187,544
United States	10,330,763	10,644,784	—	20,975,547
Investment Companies	52,649,344	—	—	52,649,344
Preferred Stocks	—	—	11,889,152	11,889,152
Short-Term Securities	15,627,329	—	—	15,627,329

Total	$221,580,863	$510,126,150	$16,830,847	$748,537,860

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(400,158)	$(6,506,927)	—	$(6,907,085)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end,September 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$942,723	—	—	$942,723
Cash pledged as collateral for OTC derivatives	2,613,619	—	—	2,613,619
Cash pledged as collateral for exchange-traded options written	2,259,000	—	—	2,259,000
Liabilities:
Bank overdraft	—	$(461,715)	—	(461,715)

Total	$5,815,342	$(461,715)	—	$5,353,627

8	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
Common Stocks	$5,158,479	$9,107,539	$9,107,539	$ 5,158,479

[1]    Systematic Fair Value Prices were not utilized at period end for these investments.

[2]    External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2014	$4,688,215	$4,187,086	$8,875,301
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	(215,219)	(215,219)
Net change in unrealized appreciation/depreciation[1,2]	253,480	5,802,521	6,056,001
Purchases	—	4,725,125	4,725,125
Sales	—	(2,610,361)	(2,610,361)

Closing Balance, as of September 30, 2015	$4,941,695	$11,889,152	$16,830,847

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2015[2]	$253,480	$5,802,521	$6,056,001

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$4,941,695	Market Comparable Companies	Tangible Book Value Multiple[1]	2.10x
Preferred Stocks	11,889,152	Market Comparable Companies	2016 Projected Revenue Multiple[1]	5.41x
			Compounded Annual Net Revenue Growth Rate[1]	884.00%
		Probability-Weighted Expected Return Model	Revenue Growth Rate[1]	86.44%
			Discount Rate[1]	25.00%
			IPO Exit Probability[1]	70.00%
			Projected Revenue Multiple[1]	1.43x-3.28x
			Years to IPO[2]	1-3
Total	$16,830,847

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

SEPTEMBER 30, 2015	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Growth and Income Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Growth and Income Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock International Growth and Income Trust

Date: November 23, 2015